Condensed Consolidated Statement of Changes in Stockholders' Equity (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid in Capital	Retained Earnings	Total
Balance at Sep. 18, 2019
Balance, shares at Sep. 18, 2019
Issuance of Founder Shares to Sponsor		$ 633	24,367		25,000
Issuance of Founder Shares to Sponsor, shares		6,325,000
Sale of 25,000,000 Units, net of underwriting discount and offering expenses	$ 2,500		235,642,767		235,645,267
Sale of 25,000,000 Units, net of underwriting discount and offering expenses, shares	25,000,000
Sale of 700,000 Placement Units	$ 70		6,999,930		7,000,000
Sale of 700,000 Placement Units, shares	700,000
Forfeiture of Class B common stock		$ (8)	8
Forfeiture of Class B common stock, shares		(75,000)
Change in value of common stock subject to possible redemption	$ (2,376)		(237,690,158)		(237,692,534)
Change in value of common stock subject to possible redemption, shares	(23,763,667)
Net income (loss)				22,272	22,272
Balance at Dec. 31, 2019	$ 194	$ 625	4,976,914	22,272	5,000,005
Balance, shares at Dec. 31, 2019	1,936,333	6,250,000
Change in value of common stock subject to possible redemption	$ 3		(1,235,064)		(1,235,061)
Change in value of common stock subject to possible redemption, shares	29,084
Net income (loss)				1,235,061	1,235,061
Balance at Mar. 31, 2020	$ 197	$ 625	3,741,850	1,257,333	5,000,005
Balance, shares at Mar. 31, 2020	1,965,417	6,250,000
Change in value of common stock subject to possible redemption	$ 1		179,481		179,482
Change in value of common stock subject to possible redemption, shares	11,496
Net income (loss)				(179,478)	(179,478)
Balance at Jun. 30, 2020	$ 198	$ 625	3,921,331	1,077,855	5,000,009
Balance, shares at Jun. 30, 2020	1,976,913	6,250,000
Change in value of common stock subject to possible redemption	$ 22		1,971,030		1,971,052
Change in value of common stock subject to possible redemption, shares	225,697
Net income (loss)				(1,971,055)	(1,971,055)
Balance at Sep. 30, 2020	$ 220	$ 625	$ 5,892,361	$ (893,200)	$ 5,000,006
Balance, shares at Sep. 30, 2020	2,202,610	6,250,000